Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before tax	£ (12,400)	£ (12,970)	£ (8,388)
Total equity	16,924	34,676	45,724	£ 46,887
Foreign Currency Sensitivity Analysis [member] | US Dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before tax		307	521
Total equity	142	307	521
Foreign Currency Sensitivity Analysis [member] | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before tax	168	(89)	(73)
Total equity	168	(89)	(73)
Foreign Currency Sensitivity Analysis [member] | Other
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before tax			(55)
Total equity			£ (55)